Offerings - Offering: 1	Dec. 04, 2024 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 573,000.00
Amount of Registration Fee	$ 87.73
Offering Note	(1) Registrant has elected to pay the filing fees on a deferred basis pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933. (2) Previously paid - Accession No. [0001104659-24-119662]